LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Operating lease expense	$ 27,583	$ 25,083
Variable lease expense	1,940	2,985
Short-term lease expense	183	20
Sublease income	(999)	(819)
Total operating lease cost	$ 28,707	$ 27,269